Common Stock - Additional Information (Detail)	12 Months Ended
Mar. 31, 2011
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold. The computations of basic and diluted earnings per common share are adjusted retroactively.
Common stock (Note 17):
Class of Stock [Line Items]
Description of allotment of shares or fractions of a share without consideration	On January 4, 2009, MHFG abolished the fractional share system and adopted the unit share system concurrently with the allotment of shares or fractions of a share without consideration. The allotment was made at the rate of 999 shares per one share and 9.99 shares per every 0.01 of a share. Therefore, as a result of the allotment, the number of shares has increased a thousandfold.